Business Segments (Business Segments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Total operating revenues	$ 555.3		$ 593.6	$ 575.6	$ 633.9	$ 578.4		$ 447.1	$ 438.1	$ 644.8	$ 2,358.4	[1]	$ 2,108.4	[2]	$ 1,477.9	[3]
Gross margin											425.4	[4]	325.3	[4]	229.6	[4]
Operating and maintenance expense											(125.7)	[1]	(98.3)	[2]	(84.2)	[3]
Depreciation and amortization expense											(100.6)	[1]	(88.1)	[2]	(76.9)	[3]
General and administrative expense											(48.3)		(45.8)		(43.1)
Other income- affiliates													3.0
Earnings from unconsolidated affiliates											22.7	[1]	23.8	[2]	18.5	[3]
Other operating income											0.5	[1]	5.0	[2]	(0.5)
Step acquisition - equity interest re-measurement gain													9.1	[2]
Interest income															0.3
Interest expense											(33.9)		(29.1)		(28.3)
Income tax expense											(0.5)	[1],[5]	(1.5)	[2],[5]	(1.0)	[3],[5]
Net income	10.6		68.1	57.4	3.5	17.0		15.9	22.0	45.5	139.6	[1]	100.4	[2]	14.4	[3]
Net income attributable to noncontrolling interests	(6.0)		0.4	(9.7)	(3.5)	(4.8)		(3.3)	(1.0)	(0.1)	(18.8)	[1]	(9.2)	[2]	(8.3)	[3]
Net income (loss) attributable to partners	4.6		68.5	47.7		12.2		12.6	21.0	45.4	120.8	[1]	91.2	[2]	6.1	[3]
Non-cash derivative mark-to-market											39.9	[6]	(8.4)	[6]	(83.8)	[6]
Capital expenditures											165.7	[1]	75.9	[2]	182.2	[3]
Acquisitions net of cash acquired											174.8		282.1		44.5
Investments in unconsolidated affiliates											7.0		2.3		7.0
Long-term assets	1,923.7					1,796.8					1,923.7		1,796.8		1,514.2
Current assets	353.7	[1]				350.4	[2]				353.7	[1]	350.4	[2]	291.4
Total assets	2,277.4	[1]				2,147.2	[2]				2,277.4	[1]	2,147.2	[2]	1,805.6
Natural Gas Services [Member]
Segment Reporting Information [Line Items]
Total operating revenues											1,670.4		1,617.6		1,119.2
Gross margin											322.3	[4]	283.5	[4]	173.1	[4]
Operating and maintenance expense											(94.7)		(82.0)		(72.7)
Depreciation and amortization expense											(89.5)		(83.5)		(73.9)
Earnings from unconsolidated affiliates											22.7		23.0		16.6
Other operating income													2.0
Net income											160.8		143.0		42.6
Net income attributable to noncontrolling interests											(18.8)		(9.2)		(8.3)
Net income (loss) attributable to partners											142.0		133.8		34.3
Non-cash derivative mark-to-market											41.8	[6]	(8.8)	[6]	(84.2)	[6]
Capital expenditures											151.8		63.8		181.7
Acquisitions net of cash acquired											145.2		78.8		44.5
Investments in unconsolidated affiliates											7.0		2.3		7.0
Long-term assets	1,555.4					1,469.3					1,555.4		1,469.3		1,415.6
NGL Logistics [Member]
Segment Reporting Information [Line Items]
Total operating revenues											56.6		17.6		10.5
Gross margin											52.0	[4]	12.9	[4]	7.6	[4]
Operating and maintenance expense											(15.9)		(3.7)		(1.2)
Depreciation and amortization expense											(8.2)		(2.6)		(1.4)
Earnings from unconsolidated affiliates													0.8		1.9
Other operating income											0.5
Step acquisition - equity interest re-measurement gain													9.1
Net income											28.4		16.5		6.9
Net income (loss) attributable to partners											28.4		16.5		6.9
Capital expenditures											9.3		11.5
Acquisitions net of cash acquired											29.6		135.5
Long-term assets	250.1	[7]				221.7	[7]				250.1	[7]	221.7	[7]	32.3	[7]
Wholesale Propane Logistics [Member]
Segment Reporting Information [Line Items]
Total operating revenues											633.6		473.2		348.2
Gross margin											51.1	[4]	28.9	[4]	48.9	[4]
Operating and maintenance expense											(15.1)		(12.6)		(10.3)
Depreciation and amortization expense											(2.9)		(1.9)		(1.4)
Other operating income													3.0
Net income											33.1		17.4		37.2
Net income (loss) attributable to partners											33.1		17.4		37.2
Non-cash derivative mark-to-market											0.3	[6]	(1.0)	[6]	0.8	[6]
Capital expenditures											4.6		0.6		0.5
Acquisitions net of cash acquired													67.8
Long-term assets	104.2	[7]				101.7	[7]				104.2	[7]	101.7	[7]	53.2	[7]
Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expense													(0.1)		(0.2)
General and administrative expense											(48.3)		(45.8)		(43.1)
Interest income															0.3
Interest expense											(33.9)		(29.1)		(28.3)
Income tax expense											(0.5)	[5]	(1.5)	[5]	(1.0)	[5]
Net income											(82.7)		(76.5)		(72.3)
Net income (loss) attributable to partners											(82.7)		(76.5)		(72.3)
Non-cash derivative mark-to-market											(2.2)	[6]	1.4	[6]	(0.4)	[6]
Long-term assets	14.0	[8]				4.1	[8]				14.0	[8]	4.1	[8]	13.1	[8]
Eliminations [Member]
Segment Reporting Information [Line Items]
Total operating revenues											(2.2)	[9]
Gross margin												[4],[9]
Operating and maintenance expense												[9]
Depreciation and amortization expense												[9]
General and administrative expense												[9]
Earnings from unconsolidated affiliates												[9]
Other operating income												[9]
Interest expense												[9]
Income tax expense												[5],[9]
Net income												[9]
Net income attributable to noncontrolling interests												[9]
Net income (loss) attributable to partners												[9]
Non-cash derivative mark-to-market												[6],[9]
Capital expenditures												[9]
Acquisitions net of cash acquired												[9]
Investments in unconsolidated affiliates												[9]
DCP Midstream Partners, LP [Member]
Segment Reporting Information [Line Items]
Net income											120.8	[1]	91.2	[2]	6.1	[3]
Net income (loss) attributable to partners											120.8	[1]	91.2	[2]	6.1	[3]
Total assets	$ 885.9	[1]				$ 856.1	[2]				$ 885.9	[1]	$ 856.1	[2]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas, propane, NGLs and condensate. Gross margin is viewed as a non-GAAP measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.
[5]	Income tax expense relates primarily to the Texas margin tax and the Michigan business tax.
[6]	Non-cash derivative mark-to-market is included in segment gross margin, along with cash settlements for our derivative contracts.
[7]	Long-term assets for our NGL Logistics segment increased in 2010 as a result of our acquisitions of the Wattenberg pipeline, Black Lake and Marysville. Our July 30, 2010 acquisition of an additional 50% interest in Black Lake from an affiliate of BP PLC brought our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary.Long-term assets for our Wholesale Propane Logistics segment increased in 2010 as a result of our acquisition of Atlantic Energy from a subsidiary of UGI Corporation.
[8]	Other long-term assets not allocable to segments consist of restricted investments, unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.
[9]	Represents intersegment revenues consisting of sales of NGLs by Marysville in our NGL Logistics business to our Wholesale Propane business.